FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Total assets	$ 850,777	$ 659,041
Total liabilities	2,343,136	2,651,689
Argentina, Pesos
Disclosure of subsidiaries [line items]
Total assets	75,368	76,832
Total liabilities	132,595	38,344
Net position	(57,227)	38,488
Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Total assets	70,084	72,532
Total liabilities	54,095	64,763
Net position	15,989	7,769
Chile, Pesos
Disclosure of subsidiaries [line items]
Total assets	235,938	137,233
Total liabilities	864,144	406,211
Net position	(628,206)	(268,978)
Colombia, Pesos
Disclosure of subsidiaries [line items]
Total assets	3,791	13,390
Total liabilities	5,207	10,777
Net position	(1,416)	2,613
Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Total assets	70,786	32,420
Total liabilities	83,083	32,282
Net position	(12,297)	138
United States of America, Dollars
Disclosure of subsidiaries [line items]
Total assets	181,706	229,222
Total liabilities	1,132,067	2,037,140
Net position	(950,361)	(1,807,918)
Other currency
Disclosure of subsidiaries [line items]
Total assets	213,104	97,412
Total liabilities	71,945	62,172
Net position	$ 141,159	$ 35,240